Employee Benefits - Summary of Net Gratuity Cost (Details) - Gratuity - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Service cost	$ 23	$ 19	$ 18
Net interest on the net defined benefit liability / asset	(1)	(2)	(1)
Net gratuity cost	$ 22	$ 17	$ 17